Post-employment benefit plans (Narrative) (Detail)	12 Months Ended
	Dec. 31, 2023 CHF (SFr) yr	Dec. 31, 2023 USD ($) yr	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	May 31, 2023 USD ($)
Disclosure Of Defined Benefit Plans [Line Items]
Total employer contributions to defined contribution plans		$ 514,000,000	$ 357,000,000	$ 363,000,000
Major Defined Benefit Plans [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Surplus / (deficit)		$ 9,860,000,000	7,834,000,000
Swiss Defined Benefit Plans [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Normal retirement age | yr	65	65
Minimum age required to draw early retirement benefits | yr	58	58
Maximum retirement age starting 2019 | yr	70	70
Maximum period to restore full funding in case an underfunded situation occurs	10 years	10 years
Maximum obligation from the employer on the additional contributions required if a Swiss pension plan were to become significantly underfunded	50.00%	50.00%
Surplus / (deficit)		$ 9,482,000,000	$ 7,848,000,000
Profit / (loss) before tax related to plan changes	SFr 207,000,000	$ 245,000,000
UBS Swiss defined benefit plan
Disclosure Of Defined Benefit Plans [Line Items]
Technical funding ratio	119.20%	119.20%	119.00%
Technical interest rate	0.50%	0.50%	0.50%
Surplus / (deficit)		$ 6,332,000,000	$ 7,848,000,000
UBS Swiss defined benefit plan | 2024
Disclosure Of Defined Benefit Plans [Line Items]
Regular employer contributions expected for the next year		$ 549,000,000
UBS Swiss defined benefit plan | Maximum
Disclosure Of Defined Benefit Plans [Line Items]
Employer contributions on contributory base salary (as a percent)	27.50%	27.50%
Employer contributions on contributory variable compensation (as a percent)	9.00%	9.00%
Employee contributions on contributory base salary (as a percent)	13.50%	13.50%
Employee contributions on contributory variable compensation (as a percent)	9.00%	9.00%
UBS Swiss defined benefit plan | Minimum
Disclosure Of Defined Benefit Plans [Line Items]
Employer contributions on contributory base salary (as a percent)	6.50%	6.50%
Employer contributions on contributory variable compensation (as a percent)	2.80%	2.80%
Employee contributions on contributory base salary (as a percent)	2.50%	2.50%
Employee contributions on contributory variable compensation (as a percent)	0.00%	0.00%
Credit Suisse Swiss defined benefit plan
Disclosure Of Defined Benefit Plans [Line Items]
Salary limit for covered contributions	SFr 138,180	$ 164,169
Employer contributions on contributory variable compensation (as a percent)	6.00%	6.00%
Technical funding ratio	124.00%	124.00%
Technical interest rate	1.62%	1.62%
Surplus / (deficit)		$ 3,150,000,000			$ 3,772,000,000
Net defined benefit asset recognized for prepaid contribution		88,000,000			$ 77,000,000
Credit Suisse Swiss defined benefit plan | 2024
Disclosure Of Defined Benefit Plans [Line Items]
Regular employer contributions expected for the next year		$ 283,000,000
Credit Suisse Swiss defined benefit plan | Maximum
Disclosure Of Defined Benefit Plans [Line Items]
Employer contributions on contributory base salary (as a percent)	25.00%	25.00%
Employee contributions on contributory base salary (as a percent)	14.00%	14.00%
Employee contributions on contributory variable compensation (as a percent)	9.00%	9.00%
Credit Suisse Swiss defined benefit plan | Minimum
Disclosure Of Defined Benefit Plans [Line Items]
Employer contributions on contributory base salary (as a percent)	7.50%	7.50%
Employee contributions on contributory base salary (as a percent)	5.00%	5.00%
Employee contributions on contributory variable compensation (as a percent)	3.00%	3.00%
UK Defined Benefit Plans [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Normal retirement age, older population | yr	60	60
Normal retirement age | yr	65	65
Surplus / (deficit)		$ 897,000,000	321,000,000
UBS UK defined benefit plan
Disclosure Of Defined Benefit Plans [Line Items]
Employer contributions		19,000,000	5,000,000
Collateral pool established for pension fund		260,000,000	292,000,000
UBS UK defined benefit plan | 2024
Disclosure Of Defined Benefit Plans [Line Items]
Regular employer contributions expected for the next year		19,000,000
Credit Suisse UK defined benefit plan
Disclosure Of Defined Benefit Plans [Line Items]
Employer contributions		7,000,000
US and German defined benefit plans
Disclosure Of Defined Benefit Plans [Line Items]
Surplus / (deficit)		$ (519,000,000)	$ (335,000,000)
US defined benefit plans
Disclosure Of Defined Benefit Plans [Line Items]
Normal retirement age | yr	65	65
UBS US defined benefit plans | 2024
Disclosure Of Defined Benefit Plans [Line Items]
Regular employer contributions expected for the next year		$ 12,000,000
Credit Suisse US defined benefit plans | 2024
Disclosure Of Defined Benefit Plans [Line Items]
Regular employer contributions expected for the next year		$ 10,000,000
German defined benefit plans
Disclosure Of Defined Benefit Plans [Line Items]
Normal retirement age | yr	65	65
German defined benefit plans | 2024
Disclosure Of Defined Benefit Plans [Line Items]
Regular employer contributions expected for the next year		$ 14,000,000
German defined benefit plans - Larger
Disclosure Of Defined Benefit Plans [Line Items]
Interest rate	5.00%	5.00%
German defined benefit plans - Smaller | before 2010
Disclosure Of Defined Benefit Plans [Line Items]
Interest rate	6.00%	6.00%
German defined benefit plans - Smaller | 2010-2017
Disclosure Of Defined Benefit Plans [Line Items]
Interest rate	4.00%	4.00%
German defined benefit plans - Smaller | time after 2017
Disclosure Of Defined Benefit Plans [Line Items]
Interest rate	0.90%	0.90%
German defined benefit plans - New funded plan
Disclosure Of Defined Benefit Plans [Line Items]
Interest rate	0.00%	0.00%